SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                        EVERGREEN GROWTH AND INCOME FUNDS


I. Evergreen Equity Income Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Value Fund

         Effective January 1, 2001, Evergreen Growth and Income Fund's prospectus offering Classes A, B, C and Y shares for Evergreen Equity Income Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Value Fund is revised as follows:

         The tables under the section entitled "Expenses" for each Fund have been restated to reflect a change in the advisory fees. Management Fees, Other Expenses, Total Fund Operating Expenses and Example of Fund Expenses will now be as follows:

Evergreen Equity Income Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                     Total Fund
                 Management     12b-1     Other      Operating
                   Fees         Fees     Expenses     Expenses
Class A           0.75%         0.25%       0.41%       1.41%
Class B           0.75%         1.00%       0.41%       2.16%
Class C           0.75%         1.00%       0.40%       2.15%
Class Y           0.75%         0.00%       0.41%       1.16%

+ Restated for the fiscal year ended 7/31/2000 to reflect current fees.

Evergreen Growth and Income Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                      Total Fund
                 Management     12b-1     Other       Operating
                   Fees          Fees    Expenses      Expenses
Class A           0.75%         0.25%       0.41%       1.41%
Class B           0.75%         1.00%       0.41%       2.16%
Class C           0.75%         1.00%       0.40%       2.15%
Class Y           0.75%         0.00%       0.41%       1.16%

+ Restated for the fiscal year ended 7/31/2000 to reflect current fees.

Evergreen Small Cap Value Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                    Toal Fund
                 Management     12b-1      Other   Operating
                   Fees         Fees      Expenses  Expenses++
Class A           0.90%         0.25%       0.43%       1.58%
Class B           0.90%         1.00%       0.43%       2.33%
Class C           0.90%         1.00%       0.43%       2.33%
Class Y           0.90%         0.00%       0.43%       1.33%

+ Restated for the fiscal year ended 7/31/2000 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses would have been 1.55% for Class A, 2.30% for Class B, 2.30% for Class C and 1.30% for Class Y.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Evergreen Equity Income Fund
Evergreen Growth and Income Fund

Example of Fund Expenses

                     Assuming Redemption              Assuming No
                       At End of Period                Redemption
             -------------------------------       -------------------
After:       Class A  Class B   Class C   Class Y  Class B   Class C

1 year       $  612   $  719    $  418    $ 118    $  219    $  218
3 years      $  900   $  976    $  673    $ 368    $  676    $  673
5 years      $1,209   $1,359    $1,154    $ 638    $1,159    $1,154
10 years     $2,086   $2,213    $2,483    $1,409   $2,213    $2,483


Evergreen Small Cap Value Fund

Example of Fund Expenses

                     Assuming Redemption              Assuming No
                       At End of Period                Redemption
             -------------------------------       -------------------
After:       Class A  Class B   Class C   Class Y  Class B   Class C

1 year       $  628   $  736    $  436    $  135   $  236    $  236
 3 years     $  950   $1,027    $  727    $  421   $  727    $  727
 5 years     $1,295   $1,445    $1,245    $  729   $1,245    $1,245
10 years     $2,264   $2,391    $2,666    $1,601   $2,391    $2,666

         In addition, the prospectus offering Institutional Service shares of Evergreen Small Cap Value Fund is revised as follows:

         The tables under the section entitled "Expenses" for the Evergreen Small Cap Value Fund have been restated to reflect a change in the advisory fees. Management Fees, Other Expenses, Total Fund Operating Expenses and Example of Fund Expenses will now be as follows:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                    Total Fund
              Management   12b-1        Other        Operating
                 Fees        Fees      Expenses     Expenses++
Institutional    0.90%      0.25%       0.43%          1.58%
Service

+Estimated for the fiscal year ending 7/31/2001.
++The Fund's investment advisor has agreed to waive the management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Total Fund Operating Expenses to 1.55%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:
1 year        $  628
3 years       $  950
5 years       $1,295
10 years      $2,264


January 1, 2001


II.      Evergreen Value Fund

         Effective June 12, 2001, the section of the prospectus entitled "FUND FACTS" for Evergreen Value Fund is revised as follows:

     Portfolio Managers:
     o        By Team

         The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

         Evergreen Value Fund is managed by a team of equity portfolio management professionals from EIMC's Growth and Income Group, with team members responsible for various equity sectors.


June 18, 2001                                                     558691 (6/01)